Consolidated Statements of Income (Loss) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenue	CAD 927,407	CAD 930,854	CAD 954,907
Operating expenses	(187,687)	(174,923)	(184,279)
Net revenue	739,720	755,931	770,628
Depreciation	(221,058)	(224,773)	(207,835)
Amortization	(26,330)	(27,690)	(27,902)
Other operating gains (losses), net	5,902	(2,565)	(30)
Operating income	498,234	500,903	534,861
Interest expense	(200,144)	(198,815)	(183,297)
Loss on refinancing		(31,850)
Interest and other income	3,004	6,078	4,661
Gain on changes in fair value of financial instruments	60,306	7,877	6,035
Gain (loss) on foreign exchange	223,898	92,613	(540,470)
Income (loss) before tax	585,298	376,806	(178,210)
Tax expense	(80,245)	(83,906)	(88,729)
Net income (loss)	CAD 505,053	CAD 292,900	CAD (266,939)